Stockholders' Equity - Summary of Warrants Outstanding (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 02, 2015
Class of Warrant or Right [Line Items]
Number of Shares Underlying Warrants	2,556,966
Warrants With Exercise Price $39.00 [Member]
Class of Warrant or Right [Line Items]
Exercise prices	$ 39.00
Number of Shares Underlying Warrants	462
Expiration	Apr. 27, 2017
Warrants With Exercise Price $4.55 [Member]
Class of Warrant or Right [Line Items]
Exercise prices	$ 4.55	$ 4.55
Number of Shares Underlying Warrants	1,256,502
Expiration	Jul. 02, 2016
Warrants With Exercise Price $5.20 [Member]
Class of Warrant or Right [Line Items]
Exercise prices	$ 5.20	$ 5.20
Number of Shares Underlying Warrants	1,300,002
Expiration	Jun. 02, 2020